Maturity Schedule of Long-Term Debt and Debt Issuance Costs Allocation Schedule (Detail) BRL in Thousands	Dec. 31, 2015 BRL
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	BRL 11,927,129
2017	8,495,856
2018	6,532,989
2019	7,072,157
2020	14,563,635
2021 and following years	11,763,900
Total	BRL 60,355,666